Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Assets and liabilities Measured at Fair Value on a Recurring Basis
The following table sets forth the Company’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

As of December 31, 2020	Level 1	Level 2	Level 3	Balance at fair value
Assets
Short-term investments	—	62,386	—	62,386

As of December 31, 202 1	Level 1	Level 2	Level 3	Balance at fair value
Liabilities
Warrant liability	—	—	66,347	66,347

Summary of Cash and Cash Equivalents
Cash and cash equivalents include cash on hand and demand deposits placed with banks or other financial institutions, which are unrestricted as to withdrawal or use.

	As of December 31,
	2020	2021
RMB denominated bank deposits with financial institutions in the PRC	110,241	1,167,445
US dollar denominated bank deposits with financial institutions in the PRC	248,716	1,447,336
Others denominated bank deposits with financial institutions in the PRC	-	39,746
US dollar denominated bank deposits with overseas financial institutions PRC	32,352	29,498
Others denominated bank deposits with overseas financial institutions	1	317

Total	391,310	2,684,342

Schedule of Estimated Useful Lives	The estimated useful lives are as follows:

Leasehold improvements	the shorter of their useful lives and the lease terms
Computers and electronic equipment	3 to 5 years
Mechanical equipment	5 years
Mining equipment	1.5 years
Motor vehicles	5 years
Software	3 years

Summary of Revenue Segregated by Geographic Region	he geographical region of revenue generated is based on the location at which the goods delivered or the services were provided:

Geographic region	For the Years Ended December 31,
	2019	2020	2021
Mainland China	1,063,630	379,418	1,779,923
Kazakhstan	—	47,792	711,596
Cyprus	—	—	633,322
Canada	22,738	162	402,489
Australia	3,591	114	361,377
United States of America	46,045	3,528	312,722
Thailand	171	31	289,013
Sverige	326	8	152,127
Hong Kong Special Administrative Region	11,216	12,301	87,971
Japan	236,206	—	3
Other foreign countries	38,700	4,332	256,163

Total	1,422,623	447,686	4,986,706